Shareholder Fees - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2026 USD ($)
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0